Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Net Sales	$ 17,084,000	$ 19,363,000	$ 33,237,000	$ 34,547,000
Cost of Sales	14,165,000	15,208,000	27,616,000	27,571,000
Gross Profit	2,919,000	4,155,000	5,621,000	6,976,000
Operating Expenses	4,117,000	4,182,000	7,338,000	8,594,000
Loss from Operations	(1,198,000)	(27,000)	(1,717,000)	(1,618,000)
Interest and financing costs	(875,000)	(372,000)	(1,768,000)	(877,000)
Gain (loss) on Sale of Subsidiary	(163,000)	0	288,000	0
Other Income (Expense), Net	65,000	21,000	(128,000)	31,000
Loss before Income Taxes	(2,171,000)	(378,000)	(3,325,000)	(2,464,000)
Benefit from Income Taxes	199,000	126,000	199,000	782,000
Net Loss	(1,972,000)	(252,000)	(3,126,000)	(1,682,000)
Less: Cumulative preferred stock dividends	(764,000)	(82,000)	(764,000)	(82,000)
Net Loss attributable to common stockholders	$ (2,736,000)	$ (334,000)	$ (3,890,000)	$ (1,764,000)
Loss per share - basic	$ (0.36)	$ (0.04)	$ (0.51)	$ (0.23)
Loss per share - diluted	$ (0.36)	$ (0.04)	$ (0.51)	$ (0.23)
Weighted average shares outstanding - basic	7,650,165	7,587,763	7,650,165	7,586,264
Weighted average shares outstanding - diluted	7,650,165	7,587,763	7,650,165	7,586,264